Income Taxes (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2011
Current tax benefit
Federal	$ 0	$ 0	$ 0
State	0	0	0
Total Current Tax Expense	0	0	0
Deferred tax benefit
Federal	84,537	2,052,267	89,142
State	12,071	184,451	12,729
Change in valuation allowance	(96,608)	(2,236,718)	(101,871)
Total Deferred Tax Expense	0	0	0
Total tax expense	$ 0	$ 0	$ 0